Notes to the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Other assets	£ (2,004)	£ (1,491)
Other liabilities	(2,601)	(2,076)
Macro hedge of interest rate risk	(2,654)	85
Macro hedge of interest rate risk	£ 95	122
Increase (decrease) due to changes in accounting policy
Disclosure of reclassifications or changes in presentation [line items]
Other assets		85	£ 1,239
Other liabilities		122	188
Macro hedge of interest rate risk		85	1,239
Macro hedge of interest rate risk		£ 122	£ 188